LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

SUPPLEMENT DATED DECEMBER 29, 2015

TO THE SUMMARY PROSPECTUS, PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION,

EACH DATED MAY 1, 2015, OF

LEGG MASON BW INTERNATIONAL OPPORTUNITIES BOND FUND

The following text is added to the fund’s Summary Prospectus, Prospectus and Statement of Additional Information and supersedes any contrary information:

Effective December 29, 2015, Class C1 shares of the fund are closed to all purchases and incoming exchanges.

Please retain this supplement for future reference.

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